Organization and Principal Activities - VIEs and VIE Subsidiary Assets, Liabilities, Results of Operations and Cash Flows (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	$ 43,623,588	$ 45,284,308	$ 49,098,841
Prepayments and other current assets	5,522,853	9,200,238
Total current assets	87,127,092	130,399,278
Total assets	93,554,436	142,627,909
Current liabilities
Salary and welfare payables	772,092	821,044
Tax payables	3,187,759	3,574,217
Accrued liabilities and other current liabilities	3,857,671	5,038,861
Total current liabilities	63,891,668	61,110,666
Total liabilities	64,667,810	63,074,235
Net revenues	130,746,560	304,938,765	329,479,916
Net losses	(55,685,017)	(13,485,152)	1,934,898
Net cash provided by/(used in) operating activities	4,078,545	21,600,717	(14,188,945)
Net cash provided by/(used in) financing activities	(718,138)	(22,786,168)	54,337,056
Net change in cash, cash equivalents and restricted cash	(1,660,720)	(5,814,587)	38,134,036
Consolidated VIEs and VIE's Subsidiary
Current assets
Cash and cash equivalents	9,570	5,511		¥ 9,570	¥ 5,511
Prepayments and other current assets	11,601	11,238
Total current assets	21,171	16,749
Total assets	21,171	16,749
Current liabilities
Salary and welfare payables	5,280	4,604
Tax payables	0	250
Accrued liabilities and other current liabilities	223,106	122,915
Total current liabilities	228,386	127,769
Total liabilities	228,386	127,769
Net revenues		66,612	29,122
Net losses	(92,497)	(161,892)	(544,953)
Net cash provided by/(used in) operating activities	3,884	763	(434,616)
Net cash provided by/(used in) financing activities		(25,636)	484,980
Net change in cash, cash equivalents and restricted cash	$ 3,884	$ (24,873)	$ 50,364